Schedule of Investments - September 30, 2023
Hotchkis & Wiley International Small Cap Diversified Value Fund (Unaudited)

Country Breakdown* (% of net assets)

Japan	29.43%
United Kingdom	11.40%
Canada	9.62%
Australia	7.50%
France	4.77%
Norway	4.72%
Italy	4.57%
Germany	3.65%
Sweden	3.52%
Spain	2.67%
Switzerland	2.30%
Israel	2.02%
Austria	1.72%
Denmark	1.36%
Singapore	1.19%
United States	1.13%
Belgium	1.12%
Hong Kong	1.10%
Netherlands	0.98%
Ireland	0.94%
Indonesia	0.48%
Poland	0.44%
Turkey	0.40%
Ghana	0.40%
Malaysia	0.39%
New Zealand	0.21%
Short-term securities and other assets in excess of liabilities	1.97%
* Based on country of risk.

		Shares
COMMON STOCKS - 98.03%		Held		Value
COMMUNICATION SERVICES - 1.13%
Entertainment - 0.38%
GungHo Online Entertainment, Inc. (v)			1,600	$25,256

Media - 0.29%
Atresmedia Corp. de Medios de Comunicacion SA (v)			5,000	19,320

Wireless Telecommunication Services - 0.46%
1&1 AG (v)			1,800	30,417
TOTAL COMMUNICATION SERVICES				74,993

CONSUMER DISCRETIONARY - 9.94%
Automobile Components - 2.30%
AKWEL (v)			1,300	21,934
Cie Plastic Omnium SE (v)			700	11,352
Exco Technologies Ltd.			2,100	11,488
Pacific Industrial Company Ltd. (v)			1,500	14,368
Pirelli & C SpA (r) (v)			2,600	12,471
Toyota Boshoku Corp. (v)			1,900	34,636
TS Tech Company Ltd. (v)			2,600	29,493
Valeo SE (v)			1,000	17,160
				152,902
Automobiles - 0.60%
Kabe Group AB			600	15,047
Mitsubishi Motors Corp. (v)			5,800	25,278
				40,325
Diversified Consumer Services - 0.07%
Anexo Group PLC			6,600	4,912

Hotels, Restaurants & Leisure - 0.67%
888 Holdings PLC (a) (v)			25,500	30,949
Tokyotokeiba Company Ltd. (v)			500	13,458
				44,407
Household Durables - 0.93%
Crest Nicholson Holdings PLC (v)			5,300	11,187
Kaufman & Broad SA (v)			500	14,569
MJ Gleeson PLC			4,400	22,441
Redrow PLC (v)			2,300	13,839
				62,036
Leisure Products - 1.73%
Catana Group (v)			2,600	16,404
Fountaine Pajot SA			100	10,995
Furyu Corp. (v)			4,200	43,370
GLOBERIDE, Inc. (v)			800	10,793
Kawai Musical Instruments Manufacturing Company Ltd. (v)			1,400	33,427
				114,989
Specialty Retail - 3.24%
AutoCanada, Inc. (a)			2,300	41,115
City Chic Collective Ltd. (a) (v)			56,600	13,740
Halfords Group PLC			12,900	31,211
IDOM, Inc. (v)			3,100	15,118
JB Hi-Fi Ltd. (v)			1,150	33,402
Michael Hill International Ltd. (v)			21,900	12,569
Shaver Shop Group Ltd. (v)			19,800	13,273
Super Retail Group Ltd. (v)			4,500	34,386
Vertu Motors PLC (v)			22,900	20,805
				215,619
Textiles, Apparel & Luxury Goods - 0.40%
Mavi Giyim Sanayi Ve Ticaret AS (r)			6,500	26,717
TOTAL CONSUMER DISCRETIONARY				661,907

CONSUMER STAPLES - 5.89%
Beverages - 0.98%
Britvic PLC (v)			2,900	30,727
Takara Holdings, Inc. (v)			4,300	34,515
				65,242
Food Products - 4.71%
Austevoll Seafood ASA (v)			4,800	33,635
Cloetta AB (v)			17,900	29,903
Elders Ltd. (v)			7,600	28,111
Greencore Group PLC (a)			34,300	31,764
Itoham Yonekyu Holdings, Inc. (v)			740	20,047
Lassonde Industries, Inc. (Acquired 05/11/2022 - 06/28/2023, Cost $24,862) (m)			260	24,127
Leroy Seafood Group ASA (v)			5,100	21,293
Nitto Fuji Flour Milling Company Ltd. (v)			600	19,669
Origin Enterprises PLC			5,500	18,956
Premier Foods PLC			20,100	29,429
Riken Vitamin Company Ltd. (v)			900	13,347
S Foods, Inc. (v)			900	20,137
Savencia SA			300	17,191
Wynnstay Group PLC			1,200	5,857
				313,466
Personal Care Products - 0.20%
Shinnihonseiyaku Company Ltd. (v)			1,300	13,286
TOTAL CONSUMER STAPLES				391,994

ENERGY - 8.52%
Energy Equipment & Services - 3.31%
Aker Solutions ASA (v)			5,800	23,338
CES Energy Solutions Corp.			11,100	31,464
Expro Group Holdings NV (a)			1,133	26,320
Pason Systems, Inc.			2,200	21,834
SBM Offshore NV (v)			900	11,799
Schoeller-Bleckmann Oilfield Equipment AG (v)			370	21,793
STEP Energy Services Ltd. (a) (r)			5,700	17,793
Subsea 7 SA (v)			3,100	42,593
Technip Energies NV (v)			960	23,835
				220,769
Oil, Gas & Consumable Fuels - 5.21%
Ampol Ltd. (v)			1,000	21,590
Baytex Energy Corp.			6,400	28,224
Birchcliff Energy Ltd.			3,400	19,375
Cardinal Energy Ltd. (Acquired 05/04/2021 - 06/28/2023, Cost $26,778) (m)			6,700	36,502
Crescent Point Energy Corp.			3,000	24,870
CropEnergies AG (v)			1,800	15,031
Friedrich Vorwerk Group SE (v)			1,700	22,088
Kosmos Energy Ltd. (a)			6,000	49,080
NuVista Energy Ltd. (a)			2,400	22,971
Pantheon Resources PLC (a)			31,700	13,274
Tamarack Valley Energy Ltd.			8,100	23,258
Tullow Oil PLC (a) (v)			63,600	26,590
Vermilion Energy, Inc.			1,700	24,870
Viva Energy Group Ltd. (r) (v)			9,900	18,975
				346,698
TOTAL ENERGY				567,467

FINANCIALS - 25.91%
Banks - 10.75%
Aozora Bank Ltd. (v)			1,800	36,774
The Awa Bank Ltd. (v)			2,400	36,756
Bank Danamon Indonesia Tbk PT (v)			171,900	31,773
The Bank of East Asia Ltd. (v)			25,178	31,156
Basellandschaftliche Kantonalbank			12	11,615
Caisse Regionale de Credit Agricole Mutuel Brie Picardie			1,000	19,506
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine (v)			160	13,443
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France			280	20,130
Caisse Regionale de Credit Agricole Mutuel d’Ille-et-Vilaine			110	7,559
Caisse Regionale de Credit Agricole Mutuel Nord de France			1,500	20,810
Caisse Regionale de Credit Agricole Mutuel Toulouse 31			80	5,709
Canadian Western Bank			1,800	37,292
Dah Sing Financial Holdings Ltd. (v)			13,600	28,709
EQB, Inc.			370	20,540
The First Bank of Toyama Ltd. (v)			4,100	25,711
The Hachijuni Bank Ltd. (v)			4,900	27,012
Heartland Group Holdings Ltd.			13,100	13,976
Iyogin Holdings, Inc. (v)			3,400	24,405
mBank SA (a) (v)			220	19,828
Norion Bank AB (a) (v)			12,000	38,682
Raiffeisen Bank International AG (a) (v)			1,300	18,941
Seven Bank Ltd. (v)			6,200	12,889
SpareBank 1 Nord Norge (v)			1,500	13,406
Sparebank 1 Oestlandet (v)			2,900	36,125
Sparebanken More			4,700	34,053
Sparebanken Vest (v)			3,700	36,407
Sparekassen Sjaelland-Fyn A/S (v)			700	19,576
Suruga Bank Ltd. (v)			8,800	37,210
TOMONY Holdings, Inc. (v)			4,900	15,087
Unicaja Banco SA (r) (v)			19,200	20,591
				715,671
Capital Markets - 4.38%
ABG Sundal Collier Holding ASA			66,200	31,873
AGF Management Ltd.			5,600	29,479
Anima Holding SpA (r) (v)			5,300	22,156
AURELIUS Equity Opportunities SE & Company KGaA			1,100	14,653
Azimut Holding SpA (v)			1,000	21,762
Bright Smart Securities & Commodities Group Ltd. (v)			70,000	13,253
CI Financial Corp.			1,700	19,350
Flow Traders Ltd.			900	16,756
GAM Holding AG (a)			32,400	16,017
HS Holdings Company Ltd. (v)			4,500	29,645
JAFCO Group Company Ltd. (v)			1,500	16,500
Jupiter Fund Management PLC (v)			23,750	27,694
Man Group PLC (v)			7,100	19,298
Navigator Global Investments Ltd. (v)			15,500	13,331
				291,767
Consumer Finance - 1.48%
Gruppo MutuiOnline SpA (v)			650	17,126
Hoist Finance AB (a) (r) (v)			13,900	34,670
Resurs Holding AB (r) (v)			17,800	38,286
Solvar Ltd. (v)			12,000	8,020
				98,102
Financial Services - 2.99%
Aruhi Corp. (v)			2,700	16,524
Australian Finance Group Ltd. (v)			19,300	18,037
Banca IFIS SpA (v)			2,000	34,479
BFF Bank SpA (r) (v)			1,300	12,968
Corp Financiera Alba SA			400	19,601
Financial Partners Group Company Ltd. (v)			4,000	35,949
MCAN Mortgage Corp.			1,700	18,937
OSB Group PLC (v)			3,100	12,300
Plus500 Ltd.			1,800	30,242
				199,037
Insurance - 6.31%
Clal Insurance Enterprises Holdings Ltd. (a) (v)			1,300	20,230
Coface SA (v)			2,500	31,828
Direct Line Insurance Group PLC (a) (v)			17,200	35,984
FBD Holdings PLC			900	11,609
Grupo Catalana Occidente SA (v)			600	19,317
Harel Insurance Investments & Financial Services Ltd. (v)			1,500	11,892
Hiscox Ltd. (v)			1,400	17,117
IDI Insurance Company Ltd.			600	14,033
Just Group PLC (v)			20,000	17,533
Lancashire Holdings Ltd.			4,400	31,674
Menora Mivtachim Holdings Ltd. (v)			600	13,996
The Phoenix Holdings Ltd. (v)			1,800	18,894
Protector Forsikring ASA (v)			900	14,590
Sabre Insurance Group PLC (r)			12,500	23,091
SCOR SE (v)			700	21,733
Solid Forsakring AB (v)			3,300	17,851
Storebrand ASA (v)			1,800	14,615
Unipol Gruppo SpA (v)			6,300	34,003
UNIQA Insurance Group AG (v)			1,500	12,130
Vienna Insurance Group AG Wiener Versicherung Gruppe (v)			760	21,183
Wuestenrot & Wuerttembergische AG (v)			1,100	16,823
				420,126
TOTAL FINANCIALS				1,724,703

HEALTH CARE - 3.75%
Biotechnology - 0.37%
Bavarian Nordic A/S (a) (v)			1,100	24,613

Health Care Equipment & Supplies - 1.72%
Eiken Chemical Company Ltd. (v)			1,300	11,864
Japan Lifeline Company Ltd. (v)			4,500	34,995
Paramount Bed Holdings Company Ltd. (v)			2,000	31,475
Riverstone Holdings Ltd. (v)			43,400	19,025
Shofu, Inc. (v)			1,200	17,272
				114,631
Health Care Providers & Services - 0.86%
FALCO HOLDINGS Company Ltd. (v)			2,600	33,768
Toho Holdings Company Ltd. (v)			1,100	23,574
				57,342
Pharmaceuticals - 0.80%
Faes Farma SA (v)			9,600	32,423
Tsumura & Company (v)			1,100	20,425
				52,848
TOTAL HEALTH CARE				249,434

INDUSTRIALS - 20.81%
Aerospace & Defense - 1.08%
Babcock International Group PLC (a) (v)			8,700	43,727
QinetiQ Group PLC (v)			7,200	27,885
				71,612
Air Freight & Logistics - 1.76%
bpost SA			7,500	41,114
International Distributions Services PLC (a) (v)			11,900	37,797
PostNL NV (v)			7,826	16,642
Wincanton PLC (v)			6,500	21,683
				117,236
Building Products - 0.34%
Deceuninck NV (v)			7,400	16,962
Norcros PLC			3,000	5,582
				22,544
Commercial Services & Supplies - 1.19%
Aeon Delight Company Ltd. (v)			600	13,211
Downer EDI Ltd. (v)			14,000	36,900
ISS A/S (v)			900	13,825
Okamura Corp. (v)			1,000	15,100
				79,036
Construction & Engineering - 3.68%
Aecon Group, Inc.			1,500	12,535
Bird Construction, Inc.			2,030	15,379
CTI Engineering Company Ltd. (v)			500	15,011
Dai-Dan Company Ltd. (v)			2,200	21,834
Fukuda Corp. (v)			600	19,436
Hazama Ando Corp. (v)			1,700	13,259
JDC Corp. (v)			3,300	14,637
JGC Holdings Corp. (v)			1,100	15,284
Koninklijke BAM Groep NV (v)			9,400	19,944
Kumagai Gumi Company Ltd. (v)			600	14,141
Kyudenko Corp. (v)			500	15,652
NRW Holdings Ltd. (v)			13,400	23,200
Obrascon Huarte Lain SA (a) (v)			39,200	17,150
Tobishima Corp. (v)			1,500	13,875
Yurtec Corp. (v)			2,100	13,471
				244,808
Electrical Equipment - 0.28%
Innovatec SpA (a) (i) (v)			14,000	18,851

Ground Transportation - 0.25%
Redde Northgate PLC			4,100	16,908

Industrial Conglomerates - 0.34%
Chargeurs SA (v)			2,700	22,977

Machinery - 7.71%
Danieli & C Officine Meccaniche SpA (v)			1,100	22,951
Duerr AG (v)			1,090	29,495
Frencken Group Ltd. (v)			31,600	25,759
Iveco Group NV (a) (v)			4,000	37,262
Luxfer Holdings PLC			2,200	28,710
Morita Holdings Corp. (v)			3,000	31,931
NGK Insulators Ltd. (v)			1,600	21,206
Norma Group SE (v)			1,700	31,413
Obara Group, Inc. (v)			1,100	28,364
OKUMA Corp. (v)			700	30,742
Pegasus Company Ltd. (v)			8,300	34,149
Rieter Holding AG (v)			310	28,789
Sulzer AG (v)			410	39,102
Takuma Company Ltd. (v)			3,100	32,058
Tocalo Company Ltd. (v)			3,400	30,928
Tsugami Corp. (v)			3,400	26,324
Vesuvius PLC (v)			6,400	33,809
				512,992
Professional Services - 2.39%
Bertrandt AG (v)			410	19,068
Hito Communications Holdings, Inc. (v)			3,000	28,652
McMillan Shakespeare Ltd. (v)			2,800	28,933
Pagegroup PLC (v)			3,800	19,430
Pasona Group, Inc. (v)			1,100	12,008
PeopleIN Ltd. (v)			21,800	24,960
Quick Company Ltd. (v)			900	12,651
SThree PLC (v)			3,000	13,602
				159,304
Trading Companies & Distributors - 1.79%
Howden Joinery Group PLC (v)			2,300	20,579
Wajax Corp.			1,700	35,220
Yamazen Corp. (v)			4,200	33,001
Yuasa Trading Company Ltd. (v)			1,100	30,393
				119,193
TOTAL INDUSTRIALS				1,385,461

INFORMATION TECHNOLOGY - 7.81%
Communications Equipment - 0.58%
Evertz Technologies Ltd.			1,400	12,884
Ituran Location and Control Ltd.			850	25,415
				38,299
Electronic Equipment, Instruments & Components - 3.76%
Anritsu Corp. (v)			1,500	10,703
Celestica, Inc. (a)			1,100	26,920
Dexerials Corp. (v)			1,000	24,623
Enplas Corp. (v)			900	62,848
Esprinet SpA (v)			3,000	15,318
Horiba Ltd. (v)			600	32,415
Hosiden Corp. (v)			2,600	33,325
Santec Holdings Corp. (v)			1,000	17,703
V Technology Company Ltd. (v)			1,900	26,366
				250,221
IT Services - 1.50%
GFT Technologies SE (v)			1,160	32,235
Indra Sistemas SA (v)			2,600	37,570
KNOW IT AB (v)			800	9,270
Sopra Steria Group SACA (v)			100	20,644
				99,719
Semiconductors & Semiconductor Equipment - 1.49%
AEM Holdings Ltd. (v)			7,600	19,041
Inter Action Corp. (v)			2,100	14,450
u-blox Holding AG (a) (v)			310	26,277
UMS Holdings Ltd. (v)			25,825	24,484
Yamaichi Electronics Company Ltd. (v)			1,300	14,930
				99,182
Software - 0.48%
Silverlake Axis Ltd.			85,500	16,575
System Research Company Ltd. (v)			800	15,636
				32,211
TOTAL INFORMATION TECHNOLOGY				519,632

MATERIALS - 11.20%
Chemicals - 3.86%
C Uyemura & Company Ltd. (v)			600	37,805
Dai Nippon Toryo Company Ltd. (v)			5,000	32,414
FUCHS SE (v)			1,000	32,022
Fuso Chemical Company Ltd. (v)			700	18,368
Hodogaya Chemical Company Ltd. (v)			1,400	29,744
Kanto Denka Kogyo Company Ltd. (v)			5,000	29,182
Kumiai Chemical Industry Company Ltd. (v)			2,900	21,483
Tessenderlo Group SA (v)			577	16,626
Yushiro Chemical Industry Company Ltd. (v)			1,800	18,599
Zeon Corp. (v)			2,000	20,888
				257,131
Construction Materials - 2.57%
Adbri Ltd. (a) (v)			21,200	27,531
Cementir Holding NV			4,100	32,511
CSR Ltd. (v)			9,200	33,155
Forterra PLC (r)			15,300	27,777
Krosaki Harima Corp. (v)			300	19,310
Shinagawa Refractories Company Ltd. (v)			3,000	30,550
				170,834
Containers & Packaging - 1.72%
Billerud Aktiebolag (v)			4,200	38,877
Fuji Seal International, Inc. (v)			1,900	22,627
Pact Group Holdings Ltd. (a) (v)			50,100	22,301
Vetropack Holding AG			700	30,934
				114,739
Metals & Mining - 1.91%
DDH1 Ltd. (v)			35,900	19,387
Grange Resources Ltd. (v)			94,900	28,795
Macmahon Holdings Ltd. (v)			78,900	8,590
Maruichi Steel Tube Ltd. (v)			600	14,916
Rana Gruber ASA (v)			2,600	14,314
Stelco Holdings, Inc.			400	11,052
Vulcan Steel Ltd. (v)			6,400	30,194
				127,248
Paper & Forest Products - 1.14%
Arctic Paper SA (v)			2,800	9,653
Canfor Corp. (a)			1,300	16,147
Interfor Corp. (a)			1,100	16,318
Miquel y Costas & Miquel SA (v)			1,000	11,587
Rottneros AB			12,000	11,862
Western Forest Products, Inc.			16,900	10,203
				75,770
TOTAL MATERIALS				745,722

REAL ESTATE - 0.75%
Health Care Real Estate Investment Trusts - 0.30%
Target Healthcare REIT PLC			21,300	19,699

Retail Real Estate Investment Trusts - 0.45%
SmartCentres Real Estate Investment Trust			1,800	30,162
TOTAL REAL ESTATE				49,861

UTILITIES - 2.32%
Electric Utilities - 1.22%
Elmera Group ASA (r) (v)			16,700	40,798
EVN AG (v)			1,500	40,091
				80,889
Gas Utilities - 0.71%
Hiroshima Gas Company Ltd (v)			7,200	18,737
Italgas SpA (v)			5,600	28,651
				47,388
Multi-Utilities - 0.39%
ACEA SpA (v)			2,400	26,103
TOTAL UTILITIES				154,380

Total common stocks (Cost $6,278,159)				6,525,554

Total long-term investments (Cost $6,278,159)				6,525,554
		Principal
SHORT-TERM INVESTMENTS - 1.22%		Amount
Time Deposits - 1.22%
Skandinaviska Enskilda Banken, 4.68%, 10/02/2023*			$81,422	81,422
Skandinaviska Enskilda Banken, 2.81%, 10/02/2023*		EUR	14	15
Total short-term investments (Cost $81,436)				81,437

Total investments - 99.25% (Cost $6,359,595)				6,606,991

Other assets in excess of liabilities - 0.75%				49,924

Net assets - 100.00%				$6,656,915

(a)	- Non-income producing security.
(i)	- Illiquid security. The total market value of these securities was $18,851, which represented 0.28% of net assets.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $60,629, which represented 0.91% of net assets.

(r)
 - Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $296,293, which represented 4.45% of net assets.

(v)
 - Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model.  The total market value of these securities was $4,982,057, which represented 74.84% of net assets.  See Security Valuation below.

EUR	- Euro
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2023:

Level 1 --- Quoted prices in an active market
Common Stocks	$1,543,497
Level 2 --- Other significant observable market inputs:
Common Stocks:
Communication Services	74,993
Consumer Discretionary	497,981
Consumer Staples	264,670
Energy	227,632
Financials	1,256,198
Health Care	249,434
Industrials	1,230,013
Information Technology	437,838
Materials	588,918
Utilities	154,380
Time Deposits	81,437
Level 3 --- Significant unobservable inputs	-

Total Investments	$6,606,991